SHARE BASED COMPENSATION EXPENSES (Details 3) (Restricted Stock [Member], USD $)	12 Months Ended
Jun. 30, 2012
Restricted Stock [Member]
Number of restricted shares, Nonvested at June 30, 2011	61,041
Number of restricted shares, Vested	20,416
Number of restricted shares, Nonvested at June 30, 2012	40,625
Weighted average grant date fair value, Nonvested at June 30, 2011 (in dollars per share)	$ 12.34
Weighted average grant date fair value, Vested (in dollars per share)	$ 12.52
Weighted average grant date fair value, Nonvested at June 30, 2012 (in dollars per share)	$ 12.25